Annual Total Returns[BarChart] - Invesco DWA Energy Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.77%	13.95%	30.61%	(18.52%)	(23.97%)	31.02%	(8.43%)	(27.35%)	1.38%	(35.94%)